Goodwill - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 248,489	1,504,278	1,504,278	$ 245,076	1,504,278
Goodwill, impairment loss	$ 0	0	0